AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.1%
Information Technology – 20.3%
Communications Equipment – 0.3%
Cisco Systems, Inc.	14,232	$1,095,010
Motorola Solutions, Inc.	4,950	1,829,916

		2,924,926

Electronic Equipment, Instruments & Components – 0.1%
CDW Corp./DE	9,342	1,347,303

Semiconductors & Semiconductor Equipment – 9.6%
Advanced Micro Devices, Inc.(a)	2,742	596,467
Applied Materials, Inc.	21,380	5,393,105
Broadcom, Inc.	58,125	23,422,050
KLA Corp.	2,385	2,803,496
NVIDIA Corp.	268,192	47,469,984
NXP Semiconductors NV	18,489	3,604,246
QUALCOMM, Inc.	2,134	358,704
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	29,080	8,477,111
Texas Instruments, Inc.	8,454	1,422,555

		93,547,718

Software – 7.2%
Adobe, Inc.(a)	7,270	2,327,345
Gen Digital, Inc.	10,011	263,990
HubSpot, Inc.(a)	4,925	1,809,051
Intuit, Inc.	9,216	5,843,681
Microsoft Corp.	100,544	49,468,654
Oracle Corp.	48,437	9,781,852
ServiceNow, Inc.(a)	1,612	1,309,605

		70,804,178

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	107,532	29,985,298

		198,609,423

Financials – 10.0%
Banks – 2.7%
Bank of America Corp.	220,137	11,810,350
JPMorgan Chase & Co.	7,890	2,470,202
Wells Fargo & Co.	144,886	12,438,463

		26,719,015

Capital Markets – 3.3%
Charles Schwab Corp. (The)	121,798	11,294,329
Goldman Sachs Group, Inc. (The)	18,199	15,033,102
LPL Financial Holdings, Inc.	2,952	1,051,030
S&P Global, Inc.	9,186	4,582,252

		31,960,713

Consumer Finance – 0.5%
Capital One Financial Corp.	20,801	4,556,875

Financial Services – 1.9%
Visa, Inc. - Class A	54,512	18,230,993

Company	Shares	U.S. $ Value

Insurance – 1.6%
Everest Group Ltd.	5,026	$1,579,622
Marsh & McLennan Cos., Inc.	14,274	2,618,565
Progressive Corp. (The)	35,998	8,235,982
Willis Towers Watson PLC	11,915	3,824,715

		16,258,884

		97,726,480

Communication Services – 7.9%
Diversified Telecommunication Services – 0.0%
Comcast Corp. - Class A	2,494	66,565

Entertainment – 1.1%
Walt Disney Co. (The)	102,520	10,710,264

Interactive Media & Services – 6.2%
Alphabet, Inc. - Class A	12,280	3,931,810
Alphabet, Inc. - Class C	107,312	34,352,717
Meta Platforms, Inc. - Class A	34,189	22,152,763

		60,437,290

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	29,971	6,264,239

		77,478,358

Health Care – 6.8%
Biotechnology – 0.8%
Gilead Sciences, Inc.	412	51,846
Regeneron Pharmaceuticals, Inc.	2,010	1,568,182
Vertex Pharmaceuticals, Inc.(a)	14,345	6,220,135

		7,840,163

Health Care Equipment & Supplies – 1.4%
Edwards Lifesciences Corp.(a)	25,442	2,205,058
Intuitive Surgical, Inc.(a)	2,352	1,348,825
Medtronic PLC	56,729	5,975,266
Stryker Corp.	9,262	3,437,869

		12,967,018

Health Care Providers & Services – 1.4%
Labcorp Holdings, Inc.	15,717	4,224,415
UnitedHealth Group, Inc.	29,410	9,698,536

		13,922,951

Life Sciences Tools & Services – 1.8%
IQVIA Holdings, Inc.(a)	32,607	7,499,936
Thermo Fisher Scientific, Inc.	17,060	10,079,560

		17,579,496

Pharmaceuticals – 1.4%
Eli Lilly & Co.	3,834	4,123,352
Johnson & Johnson	9,589	1,984,156
Merck & Co., Inc.	29,192	3,060,198
Pfizer, Inc.	8,730	224,710
Roche Holding AG (Sponsored ADR)	47,465	2,270,251
Zoetis, Inc.	15,485	1,984,867

		13,647,534

		65,957,162

Company	Shares	U.S. $ Value

Industrials – 5.6%
Aerospace & Defense – 1.0%
Hexcel Corp.	42,544	$3,243,129
RTX Corp.	39,039	6,828,312

		10,071,441

Building Products – 0.3%
Otis Worldwide Corp.	36,625	3,254,131

Commercial Services & Supplies – 0.5%
Veralto Corp.	44,482	4,502,468

Construction & Engineering – 0.2%
AECOM	14,454	1,490,641

Electrical Equipment – 1.7%
Eaton Corp. PLC	28,704	9,928,427
GE Vernova, Inc.	11,491	6,891,957

		16,820,384

Ground Transportation – 0.7%
CSX Corp.	174,502	6,170,391
Norfolk Southern Corp.	3,002	876,854

		7,047,245

Machinery – 0.8%
Deere & Co.	10,361	4,812,581
Ingersoll Rand, Inc.	10,221	821,155
PACCAR, Inc.	4,239	446,875
Pentair PLC	12,863	1,353,702

		7,434,313

Professional Services – 0.1%
Booz Allen Hamilton Holding Corp.	11,647	972,059

Trading Companies & Distributors – 0.3%
United Rentals, Inc.	3,318	2,704,767

		54,297,449

Consumer Discretionary – 5.4%
Broadline Retail – 2.8%
Amazon.com, Inc.(a)	117,851	27,485,210

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.	236	1,159,867
Hyatt Hotels Corp. - Class A	12,158	1,998,653
Starbucks Corp.	8,298	722,839

		3,881,359

Specialty Retail – 2.2%
AutoZone, Inc.(a)	1,837	7,264,104
Home Depot, Inc. (The)	24,189	8,633,538

Company	Shares	U.S. $ Value

TJX Cos., Inc. (The)	34,944	$5,308,693

		21,206,335

		52,572,904

Consumer Staples – 3.8%
Beverages – 0.7%
Coca-Cola Co. (The)	87,708	6,413,209

Consumer Staples Distribution & Retail – 2.8%
Costco Wholesale Corp.	7,999	7,307,806
Dollar Tree, Inc.(a)	40,030	4,435,724
Walmart, Inc.	138,819	15,340,888

		27,084,418

Household Products – 0.3%
Procter & Gamble Co. (The)	23,219	3,440,127

		36,937,754

Energy – 1.4%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	119,452	5,996,490

Oil, Gas & Consumable Fuels – 0.8%
Chevron Corp.	8,580	1,296,696
EOG Resources, Inc.	57,193	6,168,265

		7,464,961

		13,461,451

Utilities – 1.1%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	59,024	7,305,400

Multi-Utilities – 0.4%
Ameren Corp.	35,665	3,792,973

		11,098,373

Materials – 1.0%
Chemicals – 1.0%
Corteva, Inc.	78,351	5,286,342
Linde PLC	10,594	4,346,930
Westlake Corp.	1,866	124,668

		9,757,940

Real Estate – 0.8%
Industrial REITs – 0.2%
Prologis, Inc.	12,692	1,631,303

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	72,823

Specialized REITs – 0.6%
Digital Realty Trust, Inc.	17,274	2,765,913
Extra Space Storage, Inc.	27,864	3,710,649

		6,476,562

		8,180,688

Total Common Stocks (cost $252,173,674)		626,077,982

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 35.2%
Funds and Investment Trusts – 35.2%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,609,939	$22,410,345
AB Emerging Markets Opportunities ETF	508,425	20,309,088
AB Trust - AB Discovery Value Fund - Class Z	1,324,797	27,767,742
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	2,279,585	35,082,807
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	12,464,667	218,630,257
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,566,157	20,360,037

Total Investment Companies (cost $257,187,147)		344,560,276

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.82%(b) (c) (d) (cost $5,678,312)	5,678,312	5,678,312

Total Investments – 99.9% (cost $515,039,133)(e)		976,316,570
Other assets less liabilities – 0.1%		645,421

Net Assets – 100.0%		$976,961,991

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $464,014,350 and gross unrealized depreciation of investments was $(2,736,913), resulting in net unrealized appreciation of $461,277,437.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

ETF – Exchange Traded Fund

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$626,077,982	$—	$—	$626,077,982
Investment Companies	344,560,276	—	—	344,560,276
Short-Term Investments	5,678,312	—	—	5,678,312

Total Investments in Securities	976,316,570	—	—	976,316,570
Other Financial Instruments(b)	—	—	—	—

Total	$976,316,570	$—	$—	$976,316,570

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2025 is as follows:

							Distributions
Fund	Market Value 08/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market Portfolio	$1,918	$22,250	$18,490	$0	$0	$5,678	$16	$0
AB Discovery Growth Fund, Inc.	21,670	0	0	0	740	22,410	0	0
AB Emerging Markets Opportunities ETF	0	20,309	0	0	0	20,309	0	0
AB Trust - AB Discovery Value Fund	28,722	0	627	(30)	(297)	27,768	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	33,943	0	0	0	1,140	35,083	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	203,927	0	2,159	523	16,339	218,630	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	19,624	0	0	0	736	20,360	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,878	0	23,116	4,238	0	0	0	0
Total	$328,682	$42,559	$44,392	$4,731	$18,658	$350,238	$16	$0